Credit-related arrangements, repurchase agreements and commitments - Repurchase Agreements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) position	Dec. 31, 2016 USD ($) position
Loss Contingencies [Line Items]
Securities purchased under agreement to resell	$ 178,769	$ 148,813
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Loss Contingencies [Line Items]
Resell agreements, number of open positions | position	23	8
Resell agreements, maturity period (less than)	30 days
Securities purchased under agreement to resell	$ 178,800	$ 148,800